GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Sales by Geographic Area as Percentage of Total Sales
	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7
	%	%	%

Taiwan, R.O.C.	37	31	31
USA	25	18	17
China	18	18	16
Korea	9	21	28
Other	11	12	8
Total	100	100	100

Sales by Major Customers as Percentage of Total Sales
	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7
	%	%	%

Customer A	27	20	23
Customer B	16	19	22
Customer C	13	14	14

Schedule of Long-lived assets by Geographic Location

C. Long-lived assets by geographic location:

	As of December 31,
	2 0 1 9	2 0 1 8
	%	%

Israel	85	92
US	14	5
Other	1	3
Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property and equipment, net.